Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Maximum Exposure to Credit Risk for Financial Assets
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	As at December 31,
	2018	2017
	$ Thousands
	Carrying amount
Cash and cash equivalents	131,123	1,417,388
Short-term investments and deposits	49,938	7,144
Trade receivables, net	35,548	44,137
Other current assets	33,210	35,752
Deposits and other long-term receivables including derivative instruments	305,616	259,555
	555,435	1,763,976

Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region
The maximum exposure to credit risk for trade receivables, as of the date of the report, by geographic region was as follows:

	As at December 31,
	2018	2017
	$ Thousands
Israel	35,291	44,058
Other regions	257	79
	35,548	44,137

Schedule of Aging of Trade Receivables
Set forth below is an aging of the trade receivables:

	As at December 31
	2018	2017
	$ Thousands	$ Thousands
Not past due	35,438	50
Past due up to 3 months	87	40,879
Past due 3 – 6 months	—	3,208
Past due more than one year	23	—
	35,548	44,137

Schedule of Anticipated Repayment Dates of the Financial Liabilities
Set forth below are the anticipated repayment dates of the financial liabilities, including an estimate of the interest payments. This disclosure does not include amounts regarding which there are offset agreements:

	As at December 31, 2018
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	47,672	47,672	47,672	-	-	-
Other payables	5,885	5,885	5,885	-	-	-
Non-convertible debentures *	78,409	103,561	6,555	11,596	30,910	54,500
Loans from banks and others *	538,209	699,563	41,646	56,446	165,829	435,642
	670,175	856,681	101,758	68,042	196,739	490,142

*	Includes current portion of long-term liabilities.

	As at December 31, 2017
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Loans from banks and others *	317,684	317,786	317,786	-	-	-
Trade payables	58,895	58,895	58,895	-	-	-
Other payables	77,869	77,964	77,964	-	-	-
Non-convertible debentures **	91,122	125,089	13,153	7,086	34,033	70,817
Loans from banks and others **	627,150	846,652	157,805	50,768	173,222	464,857
Financial guarantee ***	44,342	44,342	44,342	-	-	-

Financial liabilities – hedging instruments
Forward exchange rate contracts	439	439	439	-	-	-

Financial liabilities not for hedging
Derivatives on exchange rates	73	73	73	-	-	-
	1,217,574	1,471,240	670,457	57,854	207,255	535,674

*	Excludes current portion of long-term liabilities and long-term liabilities which were classified to short-term.
**	Includes current portion of long-term liabilities and long-term liabilities which were classified to short-term.
***	Financial Guarantees contractual period in Qoros is dependent on Qoros’s timeliness to meet the obligation of current loans payable.

Schedule of Exposure to CPI and Foreign Currency Risks
Exposure to CPI and foreign currency risks The Group’s exposure to CPI and foreign currency risk, based on nominal amounts, is as follows:

	As at December 31, 2018
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other
Non-derivative instruments
Cash and cash equivalents	86,896	—	2,778
Short-term investments, deposits and loans	27,638	—	55
Trade receivables	35,291	—	44
Other receivables	286	—	26
Long-term deposits and loans	48,490	—	—
Total financial assets	198,601	—	2,903

Trade payables	23,774	—	9,968
Other payables	2,215	—	811
Loans from banks and others and debentures	163,162	450,571	—
Total financial liabilities	189,151	450,571	10,779

Total non-derivative financial instruments, net
Derivative instruments	—	—	90,184
Net exposure	—	—	90,184

	As at December 31, 2017
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	158,679	—	18,593
Short-term investments, deposits and loans	60,855	—	—
Trade receivables	42,004	—	—
Other receivables	2,686	—	3,603
Long-term deposits and loans	25,600	—	—
Total financial assets	289,824	—	22,196

Loans from banks and others	—	—	30,308
Trade payables	31,286	—	86
Other payables	3,178	—	1,316
Long-term loans from banks and others and debentures	109,629	478,891	—
Total financial liabilities	144,093	478,891	31,710

Total non-derivative financial instruments, net	145,731	478,891	(9,514)
Derivative instruments	—	—	(439)
Net exposure	145,731	478,891	(9,953)

Schedule of Sensitivity Analysis
A strengthening of the dollar exchange rate by 5%–10% against the following currencies and change of the CPI in rate of 5%–10% would have increased (decreased) the net income or net loss and the equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant. The analysis is performed on the same basis for 2015.

	As at December 31, 2018
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	(35,582)	(18,658)	18,658	35,582
CPI	(25,875)	(12,937)	10,222	10,600

	As at December 31, 2017
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	13,248	6,940	(6,940)	(13,248)
CPI	(43,536)	(22,804)	22,804	43,536

Schedule of Type of Interest Borne by Financial Instruments
Set forth below is detail of the type of interest borne by the Group’s interest-bearing financial instruments:

	As at December 31,
	2018	2017
	Carrying amount
	$ Thousands
Fixed rate instruments
Financial assets	55,027	1,438,243
Financial liabilities	(586,334)	-
	(531,307)	1,438,243

Variable rate instruments
Financial assets	102,392	-
Financial liabilities	-	(239,876)
	102,392	(239,876)

Schedule of Effect of 100 Basis Point Change on Profit and Loss
A change of 100 basis points in interest rate at reporting date would have increased/(decreased) profit and loss before tax by the amounts below. This analysis assumes that all variables, in particular foreign currency rates, remain constant.

	As at December 31, 2018
	100bp increase	100 bp decrease
	$ thousands
Variable rate instruments	1,024	(1,023)

	As at December 31, 2017
	100bp increase	100 bp decrease
	$ thousands
Variable rate instruments	(2,399)	2,399

Schedule of Carrying Amount and Fair Value of Financial Instrument Groups
The following table shows in detail the carrying amount and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value.

	As at December 31, 2018
	Carrying amount	Level 2
	$ thousands
Non-convertible debentures	78,409	80,998
Long-term loans from banks and others (excluding interest)	508,203	555,570

	As at December 31, 2017
	Carrying amount	Level 2
	$ thousands
Non-convertible debentures	91,122	105,488
Long-term loans from banks and others (excluding interest)	527,706	649,487

Schedule of Financial Instruments Measured at Fair Value
The following table presents an analysis of the financial instruments measured at fair value, using an evaluation method. The various levels were defined as follows:

– Level 1: Quoted prices (not adjusted) in an active market for identical instruments.

– Level 2: Observed data, direct or indirect, not included in Level 1 above.

– Level 3: Data not based on observed market data.

	As at	As at
	December 31, 2018	December 31, 2017
	Level 3	Level 2
	$ Thousands	$ Thousands
Assets
Qoros put option	90,103	-
Derivatives not used for accounting hedge	-	1,471
	90,103	1,471
Liabilities
Derivatives used for accounting hedge	-	439
Derivatives not used for accounting hedge	-	73
	-	512

Schedule of Valuation Techniques Used in Measuring Level 2 Fair Values
The following table shows the valuation techniques used in measuring Level 2 and Level 3 fair values as at December 31, 2018 and 2017, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable data	Inter-relationship between significant unobservable inputs and fair value measurement
Interest rate Swaps
The Group applies standard valuation techniques such as: discounted cash flows for fixed and variables coupons (estimated with forward curves) using as discounted rates the projected LIBOR zero coupon curve. The observable inputs are obtained through market information suppliers.

		Not applicable	Not applicable
Put Options	The Group applies standard valuation techniques such as: Binomial model using risk free rates from market information suppliers.	The group researched on data from comparable companies on inputs such as expected volatility and credit risk.	The estimated fair value would increase(decrease) if: - the volatility is higher (lower) - the credit risk is lower (higher)
Foreign Exchange Forwards
The Group applies standard valuation techniques which include market observable parameters such as the implicit exchange rate calculated with forward points. These variables are obtained through market information suppliers.
		Not applicable	Not applicable

Credit from banks, others and debentures	Discounted cash flows with market interest rate	Not applicable	Not applicable

Marketable Securities held for trade	DLOM valuation method	Not applicable	Not applicable